STATEMENTS OF OPERATIONS (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic	100,521,335	20,384,349
Weighted Average Number of Shares Outstanding, Diluted	100,521,335	20,384,349